UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31,2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York          May 13, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $371,807
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                                        Name
--------------------                                        ----

NONE



                                           FORM 13F INFORMATION TABLE
                                                EAC Management LP
                                                  May 16, 2011




COLUMN 1                        COLUMN  2  COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                                TITLE                   VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP        (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                  --------   -----        --------   -------   --- ----  ----------  --------   ----     ------  ----
ALBERTO CULVER CO NEW           COM        013078100      2,076       55,713           SOLE        NONE          55,713
ATHEROS COMMUNICATIONS INC      COM        04743P108     31,889      714,029           SOLE        NONE         714,029
BECKMAN COULTER INC             COM        075811109     17,334      208,672           SOLE        NONE         208,672
BUCYRUS INTL INC NEW            COM        118759109      1,829       20,000           SOLE        NONE          20,000
DANVERS BANCORP INC             COM        236442109      4,892      228,404           SOLE        NONE         228,404
DIONEX CORP                     COM        254546104     15,161      128,430           SOLE        NONE         128,430
EMERGENCY MEDICAL SVCS CORP     CL A       29100P102     17,592      276,647           SOLE        NONE         276,647
GENZYME CORP                    COM        372917104    187,108    2,457,100           SOLE        NONE       2,457,100
L-1 IDENTITY SOLUTIONS INC      COM        50212A106      1,179      100,069           SOLE        NONE         100,069
LADISH INC                      COM NEW    505754200     27,759      507,941           SOLE        NONE         507,941
LUBRIZOL CORP                   COM        549271104      6,202       46,300           SOLE        NONE          46,300
MARSHALL & ILSLEY CORP NEW      COM        571837103     28,706    3,592,800           SOLE        NONE       3,592,800
QWEST COMMUNICATIONS INTL IN    COM        749121109     21,709    3,139,900           SOLE        NONE       3,139,900
RURAL / METRO CORP              COM        781748108        170       10,000           SOLE        NONE          10,000
SARA LEE CORP                   COM        803111103        530       30,000           SOLE        NONE          30,000
STERLING BANCSHARES INC         COM        858907108      2,622      304,560           SOLE        NONE         304,560
TERREMARK WORLDWIDE INC         COM NEW    881448203      5,049      265,714           SOLE        NONE         265,714




SK 21930 0002 1193532